12. Deferred taxes (Details 1) - Gol linhas aereas S.A. ("GLA") [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Acumulated income tax losses	R$ 8,401,388	R$ 5,017,227
Negative basis of social contribution	8,401,388	5,017,227
Potential tax credit	R$ 2,856,472	R$ 1,705,857